UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

Consolidated Quarterly Holdings
Report for

Fidelity ® Dynamic StrategiesSM Fund

September 30, 2010

1.852679.102

DYS-QTLY-1110

Consolidated Investments
September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.

Equity Funds - 45.1%
	Shares	Value
China Region Funds - 0.4%
Fidelity China Region Fund (d)	34,115	$ 1,051,421
Diversified Emerging Markets Funds - 3.6%
Claymore/BNY Mellon Frontier Markets ETF (c)	65,000	1,479,400
Fidelity Emerging Markets Fund (d)	68,003	1,686,472
iShares MSCI Emerging Markets Index ETF	67,800	3,035,406
iShares MSCI Thailand Investable Market Index ETF	23,000	1,427,380
Market Vectors Africa Index ETF (c)	57,000	1,831,980
SPDR S&P Emerging Middle East & Africa ETF	10,400	736,736
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		10,197,374
Europe Stock Funds - 1.2%
iShares MSCI Germany Index ETF	130,000	2,860,000
Market Vectors Russia ETF	15,900	517,227
TOTAL EUROPE STOCK FUNDS		3,377,227
Foreign Large Blend Funds - 0.3%
Fidelity Canada Fund (d)	18,538	969,896
Foreign Large Value Funds - 2.9%
WisdomTree International Dividend Ex-Financials ETF (c)	97,000	4,177,790
WisdomTree International LargeCap Dividend ETF	94,500	4,158,945
TOTAL FOREIGN LARGE VALUE FUNDS		8,336,735
Foreign Small Mid Growth Funds - 0.3%
Fidelity International Small Cap Opportunities Fund (d)	82,254	785,525
Large Blend Funds - 9.6%
Fidelity Advisor 130/30 Large Cap Institutional Class (d)	795,795	5,172,666
Fidelity Disciplined Equity Fund (d)	387,608	8,069,992
Fidelity Mega Cap Stock Fund (d)	990,772	8,877,314
S&P Depositary Receipts Trust unit Series 1 ETF	48,500	5,534,820
TOTAL LARGE BLEND FUNDS		27,654,792
Large Growth Funds - 15.7%
Fidelity Advisor Stock Selector All Cap Fund Institutional Class (a)(d)	2,607,776	45,192,749
Latin America Stock Funds - 1.3%
Fidelity Latin America Fund (d)	18,091	1,002,795
Equity Funds - continued
	Shares	Value
Latin America Stock Funds - continued
iShares MSCI Brazil Index ETF (c)	16,700	$ 1,284,731
iShares MSCI Chile Index Fund	19,600	1,450,792
TOTAL LATIN AMERICA STOCK FUNDS		3,738,318
Mid-Cap Blend Funds - 0.3%
Fidelity Leveraged Company Stock Fund (d)	41,148	985,072
Pacific Asia ex-Japan Stock Funds - 3.0%
iShares MSCI Australia Index ETF (c)	40,650	965,031
iShares MSCI Hong Kong Index ETF (c)	82,900	1,503,806
iShares MSCI Malaysia Index ETF (c)	102,300	1,405,602
iShares MSCI Singapore Index ETF (c)	109,800	1,451,556
SPDR S&P China ETF (c)	23,500	1,791,640
WisdomTree India Earnings ETF (c)	55,000	1,450,350
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		8,567,985
Sector Funds - Energy - 2.0%
Fidelity Energy Service Portfolio (d)	20,314	1,194,082
Fidelity Natural Gas Portfolio (d)	41,094	1,192,542
PowerShares Global Clean Energy ETF (c)	75,100	1,037,882
PowerShares WilderHill Clean Energy ETF (a)	87,300	862,524
SPDR Oil & Gas Equipment & Services ETF (c)	47,400	1,406,358
TOTAL SECTOR FUNDS - ENERGY		5,693,388
Sector Funds - Health - 0.2%
Fidelity Biotechnology Portfolio (a)(d)	8,295	566,526
Sector Funds - Industrials - 0.1%
Market Vectors Environmental Services ETF	8,200	374,890
Sector Funds - Natural Resources - 3.3%
Market Vectors Agribusiness ETF (c)	126,200	5,786,270
Market Vectors Global Alternative Energy ETF (c)	45,900	946,458
PowerShares Global Water ETF (c)	151,500	2,719,425
TOTAL SECTOR FUNDS - NATURAL RESOURCES		9,452,153
Equity Funds - continued
	Shares	Value
Sector Funds - Real Estate - 0.4%
Fidelity International Real Estate Fund (d)	58,617	$ 533,413
Fidelity Real Estate Investment Portfolio (d)	29,084	693,943
TOTAL SECTOR FUNDS - REAL ESTATE		1,227,356
Sector Funds - Utilities - 0.5%
SPDR FTSE Macquarie Global Infrastructure 100 ETF	33,100	1,347,700
TOTAL EQUITY FUNDS (Cost $124,763,897)		129,519,107
Fixed-Income Funds - 27.4%

Bank Loan Funds - 0.7%
Fidelity Floating Rate High Income Fund (d)	198,866	1,919,053
Conservative Allocation Funds - 3.3%
Fidelity Strategic Real Return Fund (d)	1,050,798	9,593,784
Emerging Markets Bond Funds - 2.8%
Fidelity New Markets Income Fund (d)	501,266	8,140,562
High Yield Bond Funds - 1.6%
Fidelity High Income Fund (d)	524,545	4,636,979
Inflation-Protected Bond Funds - 2.2%
PIMCO 1-5 Year U.S. TIPS Index ETF	120,000	6,277,200
Intermediate-Term Bond Funds - 14.1%
Fidelity Investment Grade Bond Fund (d)	5,044,895	37,735,813
iShares Lehman Aggregate Bond ETF	24,000	2,607,600
TOTAL INTERMEDIATE-TERM BOND FUNDS		40,343,413
Sector Funds - Real Estate - 2.1%
Fidelity Real Estate Income Fund (d)	597,970	6,063,412
World Bond Funds - 0.6%
SPDR DB International Government Inflation-Protected Bond ETF	28,100	1,651,156
TOTAL FIXED-INCOME FUNDS (Cost $73,342,448)		78,625,559
Other - 20.6%
	Shares	Value
Commodity Funds - Broad Basket - 2.6%
Fidelity Commodity Strategy Fund (d)	674,258	6,917,882
Fidelity Global Commodity Stock Fund (d)	39,642	585,513
TOTAL COMMODITY FUNDS - BROAD BASKET		7,503,395
Commodity Funds - Energy - 1.6%
United States Natural Gas Fund LP ETF (a)	51,700	318,472
United States Oil Fund LP ETF (a)	119,500	4,163,380
TOTAL COMMODITY FUNDS - ENERGY		4,481,852
Commodity Funds - Precious Metals - 8.3%
iShares Silver Trust ETF (a)	410,300	8,743,493
SPDR Gold Trust ETF (a)	117,200	14,991,052
TOTAL COMMODITY FUNDS - PRECIOUS METALS		23,734,545
Currency Funds - 1.6%
CurrencyShares Australian Dollar Trust ETF (c)	7,418	719,546
CurrencyShares Canadian Dollar Trust ETF	6,598	637,631
PowerShares DB US Dollar Index Bearish ETF (a)	26,500	717,090
WisdomTree Dreyfus Brazilian Real ETF	26,000	751,660
WisdomTree Dreyfus Chinese Yuan ETF (a)	25,000	635,000
WisdomTree Dreyfus Emerging Currency ETF (c)	29,600	678,432
WisdomTree Dreyfus Indian Rupee ETF (a)	22,400	592,704
TOTAL CURRENCY FUNDS		4,732,063
Exchange-Traded Notes - Agriculture - 1.6%
ELEMENTS Rogers International Commodity Agricultural ETN (issued by Swedish Export Credit Corp., maturity date 10/24/22) (a)	241,200	2,108,088
ETFS Classic Commodity Securities - Agriculture DJ-UBSCI (a)	380,000	2,751,200
EXCHANGE-TRADED NOTES - AGRICULTURE		4,859,288
Exchange-Traded Notes - Energy - 2.8%
Alerian MLP Index ETN (issued by JPMorgan Chase & Co., maturity date 5/24/24)	239,600	8,084,104
Exchange-Traded Notes - Industrial Metals - 1.0%
ETFS Classic Commodity Securities - Copper (a)	69,600	2,831,328
Other - continued
	Shares	Value
Precious Metals Equity Funds - 1.1%
Fidelity Gold Portfolio (d)	33,972	$ 1,790,009
Market Vectors Gold Miners ETF	25,524	1,427,557
TOTAL PRECIOUS METALS EQUITY FUNDS		3,217,566
TOTAL OTHER (Cost $55,134,649)		59,444,141
Short-Term Funds - 8.8%
Fidelity Institutional Money Market Portfolio Institutional Class (d)	13,106,727	13,106,727
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(e)	12,209,150	12,209,150
TOTAL SHORT-TERM FUNDS (Cost $25,315,877)		25,315,877
Cash Equivalents - 4.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.24%, dated 9/30/10 due 10/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $13,950,000)	$ 13,950,093	13,950,000
TOTAL INVESTMENT PORTFOLIO - 106.8% (Cost $292,506,871)		306,854,684
NET OTHER ASSETS (LIABILITIES) - (6.8)%		(19,516,661)
NET ASSETS - 100%		$ 287,338,023
Security Type Abbreviations
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$13,950,000 due 10/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 2,622,468
Barclays Capital, Inc.	2,262,522
Credit Agricole Securities (USA) Inc.	3,851,102
Deutsche Bank Securities, Inc.	120,346
J.P. Morgan Securities, Inc.	3,071,734
Mizuho Securities USA, Inc.	1,444,163
Morgan Stanley & Co., Inc.	96,277
RBC Capital Markets Corp.	481,388
$ 13,950,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 4,849
Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated non Money Market Underlying Funds and income earned by the Fund from investments in these funds is as follows:

Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor 130/30 Large Cap Institutional Class	$ 4,197,609	$ 1,412,823	$ 350,271	$ -	$ 5,172,666
Fidelity Advisor Stock Selector All Cap Fund Institutional Class	-	43,623,332	754,342	-	45,192,749
Fidelity Biotechnology Portfolio	471,435	123,625	43,797	-	566,526
Fidelity Canada Fund	736,531	227,578	57,809	-	969,896
Fidelity China Region Fund	799,248	206,799	52,555	-	1,051,421
Fidelity Commodity Strategy Fund	5,156,250	1,656,815	-	-	6,917,882
Fidelity Consumer Discretionary Portfolio	3,199,994	353,893	3,811,373	1,871	-
Fidelity Consumer Staples Portfolio	4,076,982	378,208	4,357,630	5,873	-
Fidelity Disciplined Equity Fund	6,629,841	2,069,075	525,546	-	8,069,992
Fidelity Emerging Markets Fund	1,287,831	344,801	87,591	-	1,686,472
Fidelity Energy Portfolio	4,472,762	291,316	4,326,925	-	-
Fidelity Energy Service Portfolio	933,116	344,847	87,590	-	1,194,082
Fidelity Financial Services Portfolio	4,508,666	622,780	5,108,191	-	-
Fidelity Floating Rate High Income Fund	3,158,857	1,620,513	2,932,634	92,524	1,919,053
Fidelity Global Commodity Stock Fund	456,015	172,423	43,795	-	585,513
Fidelity Gold Portfolio	1,196,451	357,319	87,591	-	1,790,009
Fidelity Health Care Portfolio	4,835,530	370,193	5,199,025	-	-
Fidelity High Income Fund	5,714,467	1,866,820	3,198,951	340,031	4,636,979
Fidelity Industrials Portfolio	3,796,880	345,131	4,368,144	4,512	-
Affiliated Underlying Funds - continued
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Inflation Protected Bond Fund	$ 11,671,673	$ 37,995	$ 11,815,783	$ -	$ -
Fidelity International Real Estate Fund	331,788	188,022	8,723	6,751	533,413
Fidelity International Small Cap Opportunities Fund	582,440	172,422	43,796	-	785,525
Fidelity Investment Grade Bond Fund	27,892,950	9,999,854	2,276,763	843,477	37,735,813
Fidelity Latin America Fund	771,834	221,153	52,554	14,257	1,002,795
Fidelity Leveraged Company Stock Fund	771,641	242,827	61,314	1,436	985,072
Fidelity Materials Portfolio	1,307,872	129,224	1,370,237	53	-
Fidelity Mega Cap Stock Fund	7,190,617	2,102,275	525,546	33,195	8,877,314
Fidelity Natural Gas Portfolio	1,036,797	346,905	87,592	-	1,192,542
Fidelity New Markets Income Fund	4,477,818	3,092,666	-	276,625	8,140,562
Fidelity Real Estate Income Fund	1,412,597	4,301,516	-	146,703	6,063,412
Fidelity Real Estate Investment Portfolio	445,982	180,024	26,253	7,477	693,943
Fidelity Strategic Real Return Fund	6,884,793	2,436,136	349,752	-	9,593,784
Fidelity Technology Portfolio	7,160,593	558,714	7,764,922	-	-
Fidelity Telecommunications Portfolio	1,230,249	110,151	1,316,572	7,932	-
Fidelity Utilities Portfolio	1,550,588	113,604	1,600,137	6,927	-
Total	$ 130,348,697	$ 80,621,779	$ 62,693,704	$ 1,789,644	$ 155,357,415
Additional information regarding the Fund's fiscal year to date income earned from affiliated Money Market Underlying Funds is as follows:
Fund	Income Earned
Fidelity Institutional Money Market Portfolio	$ 11,457
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Consolidated Subsidiary	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$ -	$ 30,300,000	$ -	$ -	$ 31,563,756
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Horizons BetaPro COMEX Gold ETF	$ 661,305	$ -	$ 722,918	$ -	$ -
Horizons BetaPro COMEX Silver ETF	677,295	-	723,730	-	-
Horizons BetaPro Winter-Term NYMEX Crude Oil ETF	623,614	-	599,419	-	-
Horizons BetaPro Winter-Term NYMEX Natural Gas ETF	475,134	-	347,674	-	-
Total	$ 2,437,348	$ -	$ 2,393,741	$ -	$ -
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $293,419,198. Net unrealized appreciation aggregated $13,435,486, of which $20,089,480 related to appreciated investment securities and $6,653,994 related to depreciated investment securities.

Investment in Subsidiary

The Fund invests in certain commodity-related ETFs and ETNs and other commodity-linked investments through its investment in Fidelity Dynamic Strategies Cayman Ltd., a wholly-owned subsidiary (the "Subsidiary"). As of September 30, 2010, the Fund held $31,563,756 in the Subsidiary, representing 11.0% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Exchange-traded Funds (ETFs) and Exchange-traded notes (ETNs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Consolidated Quarterly Holdings
Report for

Fidelity ® Advisor
Dynamic StrategiesSM Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2010

Class A, Class T, Class B, Class C
and Institutional Class
are classes of Fidelity®
Dynamic StrategiesSM Fund

1.852739.102

ADYS-QTLY-1110

Consolidated Investments
September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.

Equity Funds - 45.1%
	Shares	Value
China Region Funds - 0.4%
Fidelity China Region Fund (d)	34,115	$ 1,051,421
Diversified Emerging Markets Funds - 3.6%
Claymore/BNY Mellon Frontier Markets ETF (c)	65,000	1,479,400
Fidelity Emerging Markets Fund (d)	68,003	1,686,472
iShares MSCI Emerging Markets Index ETF	67,800	3,035,406
iShares MSCI Thailand Investable Market Index ETF	23,000	1,427,380
Market Vectors Africa Index ETF (c)	57,000	1,831,980
SPDR S&P Emerging Middle East & Africa ETF	10,400	736,736
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		10,197,374
Europe Stock Funds - 1.2%
iShares MSCI Germany Index ETF	130,000	2,860,000
Market Vectors Russia ETF	15,900	517,227
TOTAL EUROPE STOCK FUNDS		3,377,227
Foreign Large Blend Funds - 0.3%
Fidelity Canada Fund (d)	18,538	969,896
Foreign Large Value Funds - 2.9%
WisdomTree International Dividend Ex-Financials ETF (c)	97,000	4,177,790
WisdomTree International LargeCap Dividend ETF	94,500	4,158,945
TOTAL FOREIGN LARGE VALUE FUNDS		8,336,735
Foreign Small Mid Growth Funds - 0.3%
Fidelity International Small Cap Opportunities Fund (d)	82,254	785,525
Large Blend Funds - 9.6%
Fidelity Advisor 130/30 Large Cap Institutional Class (d)	795,795	5,172,666
Fidelity Disciplined Equity Fund (d)	387,608	8,069,992
Fidelity Mega Cap Stock Fund (d)	990,772	8,877,314
S&P Depositary Receipts Trust unit Series 1 ETF	48,500	5,534,820
TOTAL LARGE BLEND FUNDS		27,654,792
Large Growth Funds - 15.7%
Fidelity Advisor Stock Selector All Cap Fund Institutional Class (a)(d)	2,607,776	45,192,749
Latin America Stock Funds - 1.3%
Fidelity Latin America Fund (d)	18,091	1,002,795
Equity Funds - continued
	Shares	Value
Latin America Stock Funds - continued
iShares MSCI Brazil Index ETF (c)	16,700	$ 1,284,731
iShares MSCI Chile Index Fund	19,600	1,450,792
TOTAL LATIN AMERICA STOCK FUNDS		3,738,318
Mid-Cap Blend Funds - 0.3%
Fidelity Leveraged Company Stock Fund (d)	41,148	985,072
Pacific Asia ex-Japan Stock Funds - 3.0%
iShares MSCI Australia Index ETF (c)	40,650	965,031
iShares MSCI Hong Kong Index ETF (c)	82,900	1,503,806
iShares MSCI Malaysia Index ETF (c)	102,300	1,405,602
iShares MSCI Singapore Index ETF (c)	109,800	1,451,556
SPDR S&P China ETF (c)	23,500	1,791,640
WisdomTree India Earnings ETF (c)	55,000	1,450,350
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		8,567,985
Sector Funds - Energy - 2.0%
Fidelity Energy Service Portfolio (d)	20,314	1,194,082
Fidelity Natural Gas Portfolio (d)	41,094	1,192,542
PowerShares Global Clean Energy ETF (c)	75,100	1,037,882
PowerShares WilderHill Clean Energy ETF (a)	87,300	862,524
SPDR Oil & Gas Equipment & Services ETF (c)	47,400	1,406,358
TOTAL SECTOR FUNDS - ENERGY		5,693,388
Sector Funds - Health - 0.2%
Fidelity Biotechnology Portfolio (a)(d)	8,295	566,526
Sector Funds - Industrials - 0.1%
Market Vectors Environmental Services ETF	8,200	374,890
Sector Funds - Natural Resources - 3.3%
Market Vectors Agribusiness ETF (c)	126,200	5,786,270
Market Vectors Global Alternative Energy ETF (c)	45,900	946,458
PowerShares Global Water ETF (c)	151,500	2,719,425
TOTAL SECTOR FUNDS - NATURAL RESOURCES		9,452,153
Equity Funds - continued
	Shares	Value
Sector Funds - Real Estate - 0.4%
Fidelity International Real Estate Fund (d)	58,617	$ 533,413
Fidelity Real Estate Investment Portfolio (d)	29,084	693,943
TOTAL SECTOR FUNDS - REAL ESTATE		1,227,356
Sector Funds - Utilities - 0.5%
SPDR FTSE Macquarie Global Infrastructure 100 ETF	33,100	1,347,700
TOTAL EQUITY FUNDS (Cost $124,763,897)		129,519,107
Fixed-Income Funds - 27.4%

Bank Loan Funds - 0.7%
Fidelity Floating Rate High Income Fund (d)	198,866	1,919,053
Conservative Allocation Funds - 3.3%
Fidelity Strategic Real Return Fund (d)	1,050,798	9,593,784
Emerging Markets Bond Funds - 2.8%
Fidelity New Markets Income Fund (d)	501,266	8,140,562
High Yield Bond Funds - 1.6%
Fidelity High Income Fund (d)	524,545	4,636,979
Inflation-Protected Bond Funds - 2.2%
PIMCO 1-5 Year U.S. TIPS Index ETF	120,000	6,277,200
Intermediate-Term Bond Funds - 14.1%
Fidelity Investment Grade Bond Fund (d)	5,044,895	37,735,813
iShares Lehman Aggregate Bond ETF	24,000	2,607,600
TOTAL INTERMEDIATE-TERM BOND FUNDS		40,343,413
Sector Funds - Real Estate - 2.1%
Fidelity Real Estate Income Fund (d)	597,970	6,063,412
World Bond Funds - 0.6%
SPDR DB International Government Inflation-Protected Bond ETF	28,100	1,651,156
TOTAL FIXED-INCOME FUNDS (Cost $73,342,448)		78,625,559
Other - 20.6%
	Shares	Value
Commodity Funds - Broad Basket - 2.6%
Fidelity Commodity Strategy Fund (d)	674,258	6,917,882
Fidelity Global Commodity Stock Fund (d)	39,642	585,513
TOTAL COMMODITY FUNDS - BROAD BASKET		7,503,395
Commodity Funds - Energy - 1.6%
United States Natural Gas Fund LP ETF (a)	51,700	318,472
United States Oil Fund LP ETF (a)	119,500	4,163,380
TOTAL COMMODITY FUNDS - ENERGY		4,481,852
Commodity Funds - Precious Metals - 8.3%
iShares Silver Trust ETF (a)	410,300	8,743,493
SPDR Gold Trust ETF (a)	117,200	14,991,052
TOTAL COMMODITY FUNDS - PRECIOUS METALS		23,734,545
Currency Funds - 1.6%
CurrencyShares Australian Dollar Trust ETF (c)	7,418	719,546
CurrencyShares Canadian Dollar Trust ETF	6,598	637,631
PowerShares DB US Dollar Index Bearish ETF (a)	26,500	717,090
WisdomTree Dreyfus Brazilian Real ETF	26,000	751,660
WisdomTree Dreyfus Chinese Yuan ETF (a)	25,000	635,000
WisdomTree Dreyfus Emerging Currency ETF (c)	29,600	678,432
WisdomTree Dreyfus Indian Rupee ETF (a)	22,400	592,704
TOTAL CURRENCY FUNDS		4,732,063
Exchange-Traded Notes - Agriculture - 1.6%
ELEMENTS Rogers International Commodity Agricultural ETN (issued by Swedish Export Credit Corp., maturity date 10/24/22) (a)	241,200	2,108,088
ETFS Classic Commodity Securities - Agriculture DJ-UBSCI (a)	380,000	2,751,200
EXCHANGE-TRADED NOTES - AGRICULTURE		4,859,288
Exchange-Traded Notes - Energy - 2.8%
Alerian MLP Index ETN (issued by JPMorgan Chase & Co., maturity date 5/24/24)	239,600	8,084,104
Exchange-Traded Notes - Industrial Metals - 1.0%
ETFS Classic Commodity Securities - Copper (a)	69,600	2,831,328
Other - continued
	Shares	Value
Precious Metals Equity Funds - 1.1%
Fidelity Gold Portfolio (d)	33,972	$ 1,790,009
Market Vectors Gold Miners ETF	25,524	1,427,557
TOTAL PRECIOUS METALS EQUITY FUNDS		3,217,566
TOTAL OTHER (Cost $55,134,649)		59,444,141
Short-Term Funds - 8.8%
Fidelity Institutional Money Market Portfolio Institutional Class (d)	13,106,727	13,106,727
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(e)	12,209,150	12,209,150
TOTAL SHORT-TERM FUNDS (Cost $25,315,877)		25,315,877
Cash Equivalents - 4.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.24%, dated 9/30/10 due 10/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $13,950,000)	$ 13,950,093	13,950,000
TOTAL INVESTMENT PORTFOLIO - 106.8% (Cost $292,506,871)		306,854,684
NET OTHER ASSETS (LIABILITIES) - (6.8)%		(19,516,661)
NET ASSETS - 100%		$ 287,338,023
Security Type Abbreviations
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$13,950,000 due 10/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 2,622,468
Barclays Capital, Inc.	2,262,522
Credit Agricole Securities (USA) Inc.	3,851,102
Deutsche Bank Securities, Inc.	120,346
J.P. Morgan Securities, Inc.	3,071,734
Mizuho Securities USA, Inc.	1,444,163
Morgan Stanley & Co., Inc.	96,277
RBC Capital Markets Corp.	481,388
$ 13,950,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 4,849
Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated non Money Market Underlying Funds and income earned by the Fund from investments in these funds is as follows:

Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor 130/30 Large Cap Institutional Class	$ 4,197,609	$ 1,412,823	$ 350,271	$ -	$ 5,172,666
Fidelity Advisor Stock Selector All Cap Fund Institutional Class	-	43,623,332	754,342	-	45,192,749
Fidelity Biotechnology Portfolio	471,435	123,625	43,797	-	566,526
Fidelity Canada Fund	736,531	227,578	57,809	-	969,896
Fidelity China Region Fund	799,248	206,799	52,555	-	1,051,421
Fidelity Commodity Strategy Fund	5,156,250	1,656,815	-	-	6,917,882
Fidelity Consumer Discretionary Portfolio	3,199,994	353,893	3,811,373	1,871	-
Fidelity Consumer Staples Portfolio	4,076,982	378,208	4,357,630	5,873	-
Fidelity Disciplined Equity Fund	6,629,841	2,069,075	525,546	-	8,069,992
Fidelity Emerging Markets Fund	1,287,831	344,801	87,591	-	1,686,472
Fidelity Energy Portfolio	4,472,762	291,316	4,326,925	-	-
Fidelity Energy Service Portfolio	933,116	344,847	87,590	-	1,194,082
Fidelity Financial Services Portfolio	4,508,666	622,780	5,108,191	-	-
Fidelity Floating Rate High Income Fund	3,158,857	1,620,513	2,932,634	92,524	1,919,053
Fidelity Global Commodity Stock Fund	456,015	172,423	43,795	-	585,513
Fidelity Gold Portfolio	1,196,451	357,319	87,591	-	1,790,009
Fidelity Health Care Portfolio	4,835,530	370,193	5,199,025	-	-
Fidelity High Income Fund	5,714,467	1,866,820	3,198,951	340,031	4,636,979
Fidelity Industrials Portfolio	3,796,880	345,131	4,368,144	4,512	-
Affiliated Underlying Funds - continued
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Inflation Protected Bond Fund	$ 11,671,673	$ 37,995	$ 11,815,783	$ -	$ -
Fidelity International Real Estate Fund	331,788	188,022	8,723	6,751	533,413
Fidelity International Small Cap Opportunities Fund	582,440	172,422	43,796	-	785,525
Fidelity Investment Grade Bond Fund	27,892,950	9,999,854	2,276,763	843,477	37,735,813
Fidelity Latin America Fund	771,834	221,153	52,554	14,257	1,002,795
Fidelity Leveraged Company Stock Fund	771,641	242,827	61,314	1,436	985,072
Fidelity Materials Portfolio	1,307,872	129,224	1,370,237	53	-
Fidelity Mega Cap Stock Fund	7,190,617	2,102,275	525,546	33,195	8,877,314
Fidelity Natural Gas Portfolio	1,036,797	346,905	87,592	-	1,192,542
Fidelity New Markets Income Fund	4,477,818	3,092,666	-	276,625	8,140,562
Fidelity Real Estate Income Fund	1,412,597	4,301,516	-	146,703	6,063,412
Fidelity Real Estate Investment Portfolio	445,982	180,024	26,253	7,477	693,943
Fidelity Strategic Real Return Fund	6,884,793	2,436,136	349,752	-	9,593,784
Fidelity Technology Portfolio	7,160,593	558,714	7,764,922	-	-
Fidelity Telecommunications Portfolio	1,230,249	110,151	1,316,572	7,932	-
Fidelity Utilities Portfolio	1,550,588	113,604	1,600,137	6,927	-
Total	$ 130,348,697	$ 80,621,779	$ 62,693,704	$ 1,789,644	$ 155,357,415
Additional information regarding the Fund's fiscal year to date income earned from affiliated Money Market Underlying Funds is as follows:
Fund	Income Earned
Fidelity Institutional Money Market Portfolio	$ 11,457
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Consolidated Subsidiary	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$ -	$ 30,300,000	$ -	$ -	$ 31,563,756
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Horizons BetaPro COMEX Gold ETF	$ 661,305	$ -	$ 722,918	$ -	$ -
Horizons BetaPro COMEX Silver ETF	677,295	-	723,730	-	-
Horizons BetaPro Winter-Term NYMEX Crude Oil ETF	623,614	-	599,419	-	-
Horizons BetaPro Winter-Term NYMEX Natural Gas ETF	475,134	-	347,674	-	-
Total	$ 2,437,348	$ -	$ 2,393,741	$ -	$ -
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $293,419,198. Net unrealized appreciation aggregated $13,435,486, of which $20,089,480 related to appreciated investment securities and $6,653,994 related to depreciated investment securities.

Investment in Subsidiary

The Fund invests in certain commodity-related ETFs and ETNs and other commodity-linked investments through its investment in Fidelity Dynamic Strategies Cayman Ltd., a wholly-owned subsidiary (the "Subsidiary"). As of September 30, 2010, the Fund held $31,563,756 in the Subsidiary, representing 11.0% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Exchange-traded Funds (ETFs) and Exchange-traded notes (ETNs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Inflation-Protected Bond Index Fund -
Series Inflation-Protected
Bond Index
Class F

September 30, 2010

1.899334.101

SIB-S-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes:
0.5% 4/15/15	$ 135,536,027	$ 139,305,590
0.625% 4/15/13	178,502,020	181,555,505
1.25% 4/15/14	189,105,085	198,814,757
1.25% 7/15/20	268,383,033	281,875,256
1.375% 7/15/18	173,305,928	185,465,795
1.375% 1/15/20	222,248,684	236,359,655
1.625% 1/15/15	263,827,571	282,109,368
1.625% 1/15/18	178,502,020	193,661,915
1.875% 7/15/13	286,629,638	304,526,287
1.875% 7/15/15	230,515,687	250,615,485
1.875% 7/15/19	184,659,402	204,726,756
2% 4/15/12	184,085,575	190,634,333
2% 1/15/14	292,918,066	314,024,169
2% 7/15/14	268,472,281	290,306,625
2% 1/15/16	224,207,449	245,971,589
2.125% 1/15/19	173,894,737	195,852,974
2.375% 1/15/17	197,999,713	223,406,858
2.5% 7/15/16	223,971,337	253,823,495
2.625% 7/15/17	177,123,969	204,333,358
3% 7/15/12	306,392,789	325,477,956
3.375% 1/15/12	88,937,928	93,218,063
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $4,680,023,864)		4,796,065,789
Cash Equivalents - 0.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.3%, dated 9/30/10 due 10/1/10 (Collateralized by U.S. Government Obligations) # (Cost $13,063,000)	$ 13,063,111	13,063,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $4,693,086,864)		4,809,128,789
NET OTHER ASSETS (LIABILITIES) - 0.2%		10,110,665
NET ASSETS - 100%		$ 4,819,239,454
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$13,063,000 due 10/01/10 at 0.30%
Bank of America NA	$ 8,156,541
Mizuho Securities USA, Inc.	3,942,690
Societe Generale, New York Branch	963,769
$ 13,063,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $4,693,086,476. Net unrealized appreciation aggregated $116,042,313, of which $116,460,520 related to appreciated investment securities and $418,207 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2010